Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Accounts receivable, net of allowance		$ 0	$ 0
Stockholders' deficit:
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	52,366,334	52,178,834	42,360,133
Common stock, shares outstanding	52,076,602	51,889,102	42,070,401
Treasury stock, shares	289,732	289,732	289,732